Other Payables (Tables)	12 Months Ended
Mar. 31, 2026
Other Payables
Schedule of Other Payables

As of March 31, 2026 and 2025, other payables consisted of the following:

	March 31,
	2026	2025
Outsourcing fees	¥1,386	¥1,584
Professional fees	9,249	9,912
Sales and marketing	4,936	4,596
Research and development	880	8,180
Income tax withholding	52,875	3,110
Compensations	11,020	16,070
Business tax payable	—	3,919
Others	33,256	10,779
Total other payable	¥113,602	¥58,150